ACQUISITION OF SUBSIDIARY	12 Months Ended
Jun. 30, 2022
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
NOTE 25 - ACQUISITION OF SUBSIDIARY
In August 2021, the Company completed the acquisition of 100% of the equity of Beijing Hollysys Intelligent Technologies Co., Ltd. (“Hollysys Intelligent”), a wholly owned subsidiary, from Ningbo Hollysys Intelligent Technologies Co Ltd. (“Ningbo Hollysys”), with a cash consideration of approximately RMB 135 million ($20,908). As a subsidiary of the Company, its financial performance ha
s
 been included in the Company’s consolidated financial statements from the first quarter of fiscal year 2022.
The following represents the summary of the excess purchase price over the fair value of net assets acquired:

Purchase price	$20,908
Less: Final fair value of net assets acquired(see table below)	1,211

Excess purchase price over fair value of net assets acquired	19,697

The excess purchase price over the fair value of net assets acquired has been recorded to goodwill. No significant changes were made during the year ended June 30, 2022, to the preliminary purchase accounting recorded during the fiscal year 2022. The goodwill arising from the Hollysys Intelligent Acquisition consists largely of the synergies and economies of scale expected from combining the operations acquired from Hollysys Intelligent with ours. The following table summarizes the final fair values assigned to the identified assets acquired and liabilities assumed:

Assets Acquired:
Cash and cash equivalents	$3,018
Restricted cash	1
Accounts receivable, net	8,776
Cost and estimated earnings in excess of billings, net	2,499
Other receivables, net	1,221
Advances to suppliers	667
Inventories, net	6,513
Income tax recoverable	25
Property, plant and equipment, net	2,886
Operating lease right-of-use assets	3
Intangible assets, net	11,245
Investments in equity investees	1,490

Total assets acquired	38,344

Liabilities Assumed:
Accounts payable	11,553
Deferred revenue	9,803
Accrued payroll and related expenses	1,018
Warranty liabilities	145
Accrued liabilities	14,614

Total liabilities assumed	37,133

Fair Value of Net Assets Acquired	$1,211

In connection with the Hollysys Intelligent Acquisition, below is a summary of the value allocated to the intangible assets acquired:

			June 30, 2022
Asset Class	Amortization Period	Amount Assigned at Acquisition Date	Accumulated Amortization and Foreign Currency Translation	Net Carrying Value
Intangible assets	10 Years	$11,245	$(1,394)	$9,851